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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.

Address: 1170 Kane Concourse, Suite 200

         Bay Harbor, FL 33154



Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward S. Lampert

Title: Executive Officer, ESL Investments, Inc., General Partner of RBS Partners, L.P.

Phone:   (305) 702-2100


Signature, Place, and Date of Signing:

/s/ Edward S. Lampert    Bay Harbor, FL    February 14, 2013
----------------------   ---------------   ------------------
     [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 3,835,031
                                       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-11470                     ESL Investments, Inc.

    Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                      FORM 13F Information Table - Public

                                                           Column 5:
Column 1:          Column 2: Column 3:  Column 4:  --------------------------  Column 6  Column 7:            Column 8:
                                       Fair Market Shares or                                              Voting Authority
                   Title of    CUSIP      Value    Principal                  Investment   Other   ------------------------------
Name of Issuer       Class    Number   (x $1,000)   Amount    SH/PRN Put/Call Discretion Managers   (a) Sole  (b) Shared (c) None
--------------     --------- --------- ----------- ---------- ------ -------- ---------- --------- ---------- ---------- --------
AUTONATION INC....    COM    05329W102    198,572   5,001,819   SH             Defined       1      5,001,819     0         0
AUTONATION INC....    COM    05329W102  1,175,737  29,615,551   SH                Sole       0     29,615,551     0         0
AUTOZONE INC......    COM    053332102      1,016       2,866   SH                Sole       0          2,866     0         0
BIG LOTS INC......    COM    089302103     40,624   1,427,397   SH                Sole       0      1,427,397     0         0
CAPITAL ONE FINL
  CORP............    COM    14040H105     48,956     845,093   SH                Sole       0        845,093     0         0
GAP INC DEL.......    COM    364760108    444,523  14,320,977   SH                Sole       0     14,320,977     0         0
GENWORTH FINL INC.    COM
                     CL A    37247D106     90,747  12,083,481   SH                Sole       0     12,083,481     0         0
ISTAR FINL INC....    COM    45031U101     12,162   1,492,248   SH                Sole       0      1,492,248     0         0
ORCHARD SUPPLY
  HARDWARE STOR...   CL A    685691404      8,763   1,182,621   SH                Sole       0      1,182,621     0         0
ORCHARD SUPPLY
  HARDWARE STOR...   CL A    685691404          4         486   SH             Defined       1            486     0         0
SAFEWAY INC.......    COM
                      NEW    786514208     15,285     844,926   SH                Sole       0        844,926     0         0
SEARS HLDGS CORP..    COM    812350106        454      10,977   SH             Defined       1         10,977     0         0
SEARS HLDGS CORP..    COM    812350106  1,502,328  36,323,204   SH                Sole       0     36,323,204     0         0
SEARS HOMETOWN &
  OUTLET STOR.....    COM    812362101    295,778   9,084,077   SH                Sole       0      9,084,077     0         0
SEARS HOMETOWN &
  OUTLET STOR.....    COM    812362101         82       2,506   SH             Defined       1          2,506     0         0